SIMPLIFY EXCHANGE TRADED FUNDS

Simplify Nasdaq 100 PLUS Convexity ETF

Nasdaq: QQC

Simplify Nasdaq 100 PLUS Downside Convexity ETF

Nasdaq: QQD

Supplement Dated April 22, 2021 to the Summary Prospectus, Prospectus, and Statement of
Additional Information dated November 25, 2020, as previously supplemented

The disclosure following the paragraph heading “Portfolio Managers” in each Fund’s Summary Prospectus is replaced in its entirety with the following:

Paul Kim, Chief Executive Officer of the Adviser, and David Berns, Chief Investment Officer of the Adviser, have each served the Fund as a portfolio manager since it commenced operations in August 2020. Michael Green is the Managing Director and Chief Strategist of the Adviser. He has served as a portfolio manager since April 2021. Mr. Kim, Mr. Berns, and Mr. Green are jointly and primarily responsible for the management of the Fund.

The disclosure in the summary portion of each Fund’s Prospectus following the paragraph heading “Portfolio Managers” is replaced in its entirety with the following:

Paul Kim, Chief Executive Officer of the Adviser, and David Berns, Chief Investment Officer of the Adviser, have each served the Fund as a portfolio manager since it commenced operations in August 2020. Michael Green is the Managing Director and Chief Strategist of the Adviser. He has served as a portfolio manager since April 2021. Mr. Kim, Mr. Berns, and Mr. Green are jointly and primarily responsible for the management of the Fund.

The disclosure in the Prospectus under the heading “MANAGEMENT” and subheading “PORTFOLIO MANAGERS” is replaced in its entirety with the following:

Paul Kim is the chief executive officer and co-founder of the Adviser. Prior to co-founding the Adviser in 2020, he was a portfolio manager and managing director at Principal Global Investors from 2015 to 2020, where he founded and led Principal’s ETF business segment. Mr. Kim has a Bachelors degree from Dartmouth and a Masters in Business Administration in Finance from the Wharton School at the University of Pennsylvania.

David Berns, PhD, is the chief investment officer and co-founder of the Adviser. Prior to co-founding the Adviser in 2020, he founded Portfolio Designer, LLC, a company that specializes in portfolio design and from 2018 to 2019 was a managing director at Nasdaq Dorsey Wright. Prior to joining Nasdaq Dorsey Wright, Inc., he founded and developed a company that specializes in proprietary trading. He has specialized in developing asset allocation, portfolio management, and risk management systems for managing private and institutional wealth. Mr. Berns has a PhD in Physics from the Massachusetts Institute of Technology in the field of Quantum Computation.

Michael Green is the managing director and chief strategist of the Adviser. He has served as portfolio manager of each Fund since April 2021. Prior to joining the Adviser, Michael served as partner, chief strategist and portfolio manager of Logica Capital Advisers, LLC, a Los Angeles-based hedge fund focused on derivative strategies from 2020 to 2021. Prior to Logica, Michael was portfolio manager for Thiel Macro, LLC, an investment firm that manages the personal capital of Peter Thiel from 2016 to 2019. Prior to Thiel, Michael founded Ice Farm Capital, a discretionary global macro hedge fund seeded by Soros Family Management.

Mr. Kim, Mr. Berns, and Mr. Green are jointly and primarily responsible for the management of the Funds.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed and ownership of Fund shares.

The following disclosure in the section entitled “PORTFOLIO MANAGERS” in the Statement of Additional Information directly above the subheading “Conflicts of Interest” is replaced in its entirety the following:

Paul Kim, David Berns, and Michael Green serve as the portfolio managers of the Funds.

As of March 31, 2021, the portfolio managers are responsible for the portfolio management of the following types of accounts in addition to the Funds:

Paul Kim

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	7	250	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

David Berns

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	7	250	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Michael Green

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

The disclosure under the heading “PORTFOLIO MANAGERS” and subheading “Compensation” in the Statement of Additional Information is replaced in its entirety as follows:

Mr. Kim, Mr. Berns, and Mr. Green are compensated through a salary and equity participation in the Adviser.

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The disclosure under the heading “PORTFOLIO MANAGERS” and subheading “Ownership of Securities” in the Statement of Additional Information is replaced in its entirety as follows:

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in each Fund as March 31, 2021.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Simplify Nasdaq 100 PLUS Convexity ETF	Dollar Range of Equity Securities in the Simplify Nasdaq 100 PLUS Downside Convexity ETF
Paul Kim	$0-10,000	$0-10,000
David Berns	$0-10,000	$0-10,000
Michael Green	None	None

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This Supplement dated April 22, 2021, and the Summary Prospectus, Prospectus and Statement of Additional Information dated November 25, 2020, provide relevant information for all shareholders and should be retained for future reference. The Summary Prospectus, Prospectus, and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.

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